Pensions and other post-retirement benefits - Schedule of reconciliation of changes in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	£ 1,814	£ 1,951
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	282	165
Reclassification to held for sale (note 10)	0	(17)
Closing net defined benefit asset	1,916	1,814
Actual return on plan assets	(207)	302
Expected contributions to plans in the following year	108	151
Aviva
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses resulting from the purchase of a bulk annuity policy	200
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	1,261	1,614
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	112	118
Reclassification to held for sale (note 10)	0	(17)
Closing net defined benefit asset	1,128	1,261
Actual return on plan assets	(530)	(115)
Expected contributions to plans in the following year	89	108
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	408	324
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	27	26
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	476	408
Actual return on plan assets	241	202
Expected contributions to plans in the following year	19	28
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	145	13
Changes in net defined benefit liability (asset) [abstract]
Employer contributions	143	21
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	312	145
Actual return on plan assets	82	215
Expected contributions to plans in the following year	0	15
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	19,733	21,246
Changes in net defined benefit liability (asset) [abstract]
Interest income	997	1,011
Return on plan assets (less than)/in excess of interest	(1,204)	(709)
Administration costs	(22)	(22)
Assets distributed on settlements	0	(513)
Employer contributions	282	165
Employee contributions	5	10
Benefits paid	(1,168)	(1,171)
Exchange adjustments	(182)	(195)
Reclassification to held for sale (note 10)	0	(89)
Closing net defined benefit asset	18,441	19,733
Plan assets | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	11,782	12,578
Changes in net defined benefit liability (asset) [abstract]
Interest income	601	620
Return on plan assets (less than)/in excess of interest	(1,131)	(735)
Administration costs	(14)	(13)
Assets distributed on settlements	0	0
Employer contributions	112	118
Employee contributions	5	10
Benefits paid	(752)	(707)
Exchange adjustments	0	0
Reclassification to held for sale (note 10)	0	(89)
Closing net defined benefit asset	10,603	11,782
Plan assets | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	5,320	6,060
Changes in net defined benefit liability (asset) [abstract]
Interest income	265	271
Return on plan assets (less than)/in excess of interest	(24)	(69)
Administration costs	(6)	(7)
Assets distributed on settlements	0	(513)
Employer contributions	27	26
Employee contributions	0	0
Benefits paid	(282)	(312)
Exchange adjustments	(120)	(136)
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	5,180	5,320
Plan assets | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	2,631	2,608
Changes in net defined benefit liability (asset) [abstract]
Interest income	131	120
Return on plan assets (less than)/in excess of interest	(49)	95
Administration costs	(2)	(2)
Assets distributed on settlements	0	0
Employer contributions	143	21
Employee contributions	0	0
Benefits paid	(134)	(152)
Exchange adjustments	(62)	(59)
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	2,658	2,631
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(17,867)	(19,226)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(899)	(911)
Employee contributions	(5)	(10)
Benefits paid	1,203	1,174
Exchange adjustments	162	189
Reclassification to held for sale (note 10)	0	72
Closing net defined benefit asset	(16,401)	(17,867)
Present value of defined benefit obligation | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(10,521)	(10,964)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(533)	(536)
Employee contributions	(5)	(10)
Benefits paid	756	710
Exchange adjustments	0	0
Reclassification to held for sale (note 10)	0	72
Closing net defined benefit asset	(9,475)	(10,521)
Present value of defined benefit obligation | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(4,912)	(5,736)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(246)	(258)
Employee contributions	0	0
Benefits paid	282	312
Exchange adjustments	110	131
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	(4,704)	(4,912)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	(2,434)	(2,526)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(120)	(117)
Employee contributions	0	0
Benefits paid	165	152
Exchange adjustments	52	58
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	£ (2,222)	£ (2,434)